FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway

San Mateo, CA 99403-1906

May 1, 2013

Filed Via EDGAR (CIK #0000083293)

Securities and Exchange Commission

100 F Street, N.E

Washington, D.C. 20549

RE: Franklin Gold and Precious Metals Fund

File Nos. 002-30761 and 811-01700

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 29, 2013.

Very truly yours,

Franklin Gold and Precious Metals Fund

/s/KAREN L. SKIDMORE

Karen L. Skidmore

Vice President and Secretary

KLS:dac